Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Apr. 02, 2018 USD ($)
ASU 2017-11 [Member] | Additional Paid-in Capital [Member]
Cumulative-effect of adjustment	$ 6,194,292
ASU 2017-11 [Member] | Accumulated Deficit [Member]
Cumulative-effect of adjustment	$ (516,358)